Capital management	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Capital management

Note 1 2 Capital management
Regulatory capital and capital ratio
s
OSFI formally establishes risk-based capital and leverage targets for deposit-taking institutions in Canada. During the first quarter of 2020, we complied with all capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	January 31 2020	October 31 2019
Capital (1)
CET1 capital	$63,054	$62,184
Tier 1 capital	68,709	67,861
Total capital	78,220	77,888
Risk-weighted Assets (RWA) used in calculation of capital ratios (1)
Credit risk	$428,067	$417,835
Market risk	28,415	28,917
Operational risk	67,243	66,104
Total RWA	$523,725	$512,856
Capital ratios and Leverage ratio (1)
CET1 ratio	12.0%	12.1%
Tier 1 capital ratio	13.1%	13.2%
Total capital ratio	14.9%	15.2%
Leverage ratio	4.2%	4.3%
Leverage ratio exposure (billions)	$1,630	$1,570

(1)	Capital, RWA, and capital ratios are calculated using OSFI Capital Adequacy Requirements based on the Basel III framework. The leverage ratio is calculated using OSFI Leverage Requirements Guideline based on the Basel III framework.